Selected Statement of Operations Data (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and development expenses:
Research and development expenses	$ 3,517	$ 2,943	$ 4,539
Research and development expense [Member]
Research and development expenses:
Payroll and related expenses	2,682	2,148	3,614
Rent and related expenses	330	321	367
Depreciation and amortization	53	72	114
Subcontracting	307	202	189
Other	$ 145	$ 200	$ 255